Financial assets and other receivables - Other financial assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 NOK (kr) shares	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Disclosure of financial assets [line items]
Non current other financial assets	$ 26,717,000				$ 19,744,000
Other financial assets	26,717,000				19,744,000
Current other financial assets	11,104,000				5,569,000
Other current financial assets	11,104,000				5,569,000
Other financial assets held with third parties	37,821,000				25,313,000
Mo Industripark [member]
Disclosure of financial assets [line items]
Financial investments			$ 8,119,000	kr 91,360,000
Number Of Shares Purchased. | shares			1,200	1,200
Mo Industripark [member] | At fair value
Disclosure of financial assets [line items]
Financial investments	9,074,000
Coreshell [member]
Disclosure of financial assets [line items]
Financial investments	7,000,000					$ 3,000,000
Coreshell [member] | At fair value
Disclosure of financial assets [line items]
Financial investments	11,100,000				5,500,000
Equity securities
Disclosure of financial assets [line items]
Non current other financial assets	1,643,000				1,815,000
Current other financial assets	4,000
Other financial assets held with third parties	1,647,000				1,815,000
Financial investments
Disclosure of financial assets [line items]
Non current other financial assets	9,074,000
Current other financial assets	11,100,000				5,500,000
Other financial assets held with third parties	20,174,000				5,500,000
NMTC Program
Disclosure of financial assets [line items]
Grants received		$ 13,230,000
Amortized cost | Selma Globe Investment Fund, LLC
Disclosure of financial assets [line items]
Other financial assets held with third parties	9,909,000
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Non current other financial assets	12,921,000				12,929,000
Other financial assets held with third parties	$ 12,921,000				12,929,000
Amortized cost | Other financial assets | FerroPem SAS
Disclosure of financial assets [line items]
Period for return of deposits	20 years
Deposit given to the French government.	$ 2,872,000				3,054,000
Fair value through other comprehensive income - designated | Derivative financial instruments
Disclosure of financial assets [line items]
Non current other financial assets					293,000
Other financial assets held with third parties					293,000
Fair value through profit or loss - mandatorily measured | Derivative financial instruments
Disclosure of financial assets [line items]
Non current other financial assets	3,079,000				4,707,000
Current other financial assets					69,000
Other financial assets held with third parties	$ 3,079,000				$ 4,776,000